CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,224	$ 6,353	$ 3,194
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	1,546	1,317	1,541
Share-based compensation	607	363	250
Changes in deferred income tax assets, net	621	1,327	583
Decrease (increase) in long-term tax receivables	0	(25)	70
Accrued Interest, net	(463)	0	0
Increase (decrease) in employee severance benefits, net	(2)	172	(25)
Decrease (increase) in trade receivables, net	(988)	(1,010)	(3,941)
Decrease in operating lease right-of-use assets	859	888	779
Decrease in operating lease liabilities	(857)	(911)	(768)
Decrease (increase) in other receivables and prepaid expenses	341	(169)	437
Increase in inventories	(3,532)	(1,139)	(806)
Increase (decrease) in trade payables	929	989	1,543
Increase (decrease) in other liabilities and accrued expenses	1,255	707	972
Net cash provided by operating activities	4,540	8,862	3,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(9,506)	(2,432)	(3,027)
Investment in short-term bank deposits, net	(6,365)	(2,719)	0
Restricted deposit	0	192	(2)
Repayment from insurance	0	2,000	0
Net cash used in investing activities	(15,871)	(2,959)	(3,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares, net	9,312	0	0
Exercise of options	296	863	25
Dividend distribution	0	(1,321)	(994)
Repayment of long-term loans	0	(3,348)	(669)
Net cash provided by (used in) financing activities	9,608	(3,806)	(1,638)
Effect of exchange rate on cash and cash equivalents	20	(185)	(1,079)
Increase (decrease) in cash and cash equivalents	(1,703)	1,912	(1,917)
Cash and cash equivalents at the beginning of the year	9,278	7,366	9,283
Cash and cash equivalents at end of the year	7,575	9,278	7,366
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid for interest	0	84	129
Cash paid for income taxes	61	37	38
Supplemental Disclosures of non-cash activity:
Purchase of property and equipment in credit	1,238	2,125	324
Right-of-use assets recognized with corresponding lease liabilities	$ 225	$ 506	$ 0